Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders Equity Note [Abstract]
Schedule of common stock outstanding roll forward
In millions	December 31,	2017	2016	2015
Issued common shares		744.6	763.8	788.6
Common shares in Share Trusts		(2.0)	(1.8)	(1.4)
Outstanding common shares		742.6	762.0	787.2

Schedule of activity under share repurchase programs
In millions, except per share data	Year ended December 31,	2017	2016	2015
Number of common shares repurchased (1)		20.4	26.4	23.3
Weighted-average price per share (2)		$98.27	$75.85	$75.20
Amount of repurchase (3)		$2,000	$2,000	$1,750

(1)	Includes repurchases of common shares in the first and second quarters of 2017, each quarter of 2016, and the first, third and fourth quarters of 2015, pursuant to private agreements between the Company and arm’s-length third-party sellers.
(2) Includes brokerage fees where applicable.
(3)	Includes settlements in subsequent periods.

Schedule of activity of purchases and settlements by Share Trusts
In millions, except per share data	Year ended December 31,	2017	2016	2015
Share purchases by Share Trusts
Number of common shares		0.5	0.7	1.4
Weighted-average price per share (1)		$102.17	$84.99	$73.31
Amount of purchase		$55	$60	$100
Share settlements by Share Trusts
Number of common shares		0.3	0.3	-
Weighted-average price per share		$77.99	$73.31	$-
Amount of settlement		$24	$23	$-

(1)	Includes brokerage fees where applicable.